Share Based Awards (Details - Stock options activity)	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-Qualified Options granted	330,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-Qualified Options outstanding, beginning	0
Options outstanding, weighted average exercise price, beginning | $ / shares	$ 0
Aggregate intrinsic value granted outstanding, beginning | $	$ 0
Non-Qualified Options granted	330,000
Options granted, weighted average exercise price | $ / shares	$ 1.24
Options outstanding, weighted average remaining contractual term	9 years 7 months 2 days
Options granted, aggregatge intrinsic value | $	$ 99,200
Non-Qualified Options forfeited/canceled	0
Options forfeited/cancelled, weighted average exercise price | $ / shares	$ 0
Non-Qualified Options exercised	0
Options exercised, weighted average exercise price | $ / shares	$ 0
Non-Qualified Options outstanding, ending	330,000
Options outstanding, weighted average exercise price, ending | $ / shares	$ 1.24
Options outstanding, weighted average remaining contractual term	9 years 7 months 2 days
Aggregate intrinsic value granted outstanding, ending | $	$ 99,200